All Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
All Other Liabilities [Abstract]
Accruals For Noncurrent Compensation And Benefits	$ 42,015	$ 27,556
Accrual for Environmental Loss Contingencies	$ 2,182